Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer U.S. Government Trust))	0 Months Ended
Dec. 29, 2011
Barclays Capital US Government Bond Index
Average Annual Return:
1 Year	5.52%
5 Years	5.45%
10 Years (or life of class, if less)	5.42%
Barclays Capital US Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.29% [1]
Class A
Average Annual Return:
1 Year	3.13%
5 Years	3.65%
10 Years (or life of class, if less)	4.39%
Inception Date	Aug. 16, 1985
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.63%
5 Years	1.91%
10 Years (or life of class, if less)	2.64%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.04%
5 Years	2.08%
10 Years (or life of class, if less)	2.70%
Class B
Average Annual Return:
1 Year	2.48%
5 Years	3.53%
10 Years (or life of class, if less)	4.44%
Inception Date	Jul. 21, 1995
Class C
Average Annual Return:
1 Year	6.48%
5 Years	3.87%
10 Years (or life of class, if less)	4.12%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	7.12%
5 Years	4.41%
10 Years (or life of class, if less)	4.54%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	8.59%
5 Years	5.01%
10 Years (or life of class, if less)	5.26%
Inception Date	May 18, 1998

[1]	From 2-28-01